Other assets and liabilities F.1. Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 351	$ 371	[1]
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	216	241
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	649	636
Provisions
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	(298)	(265)
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	90	88
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	45	43
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	25	40
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	15	23
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	7	9
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	3	8
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	266	270
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	167	177
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	65	63
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	34	29
Others
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	60	60
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	34	40
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	19	15
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 8	$ 5

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).